Submission	Oct. 01, 2024
Submission [Line Items]
Central Index Key	0000940944
Registrant Name	Darden Restaurants, Inc.
Registration File Number	333-267757
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES